Related Party Transactions	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

15.        Related Party Transactions

					February 29	February 28
					2020	2019
Management, consulting	Contract		Non Cash		Total	Total
and director services	$	%	$	%	$	$
CAB Financial Services(1)	131,557	100	—	—	131,557	92,319
M&E Services Ltd.(1)	58,785	100	—	—	58,785	56,238
Docherty Management Limited(1)	113,569	38	187,069	62	300,638	83,263
Directors	35,214	100	—	—	35,214	225,588
	339,125		187,069		526,194	457,408

    (1) C.A.B. Financial Services is owned by the CEO of the Company, M&E Services Ltd. is owned by the CFO of the Company, and Docherty Management  Limited is owned by the President of the Company.

Due to related parties:

    Related party transactions are recorded at the exchange amount established and agreed to between the related parties.

    As at February 29, 2020, $1,600 (August 31, 2019 - $48,096) was payable to related parties included in due to related parties.

16.	Related Party Transactions
Management, consulting and accounting services	Cash $	%	Non-Cash(2) $	%	Aug 31 2019 Total $	Cash $	%	Non-Cash (2) $	%	Aug 31 2018 Total $
C.A.B Financial Services(1)	223,280	100	0	0	223,280	144,000	11	1,212,269	89	1,356,269
M&E Services Ltd.(1)	112,377	100	0	0	112,377	85,663	13	568,737	87	654,401
Docherty Management Limited(1)	195,740	100	0	0	195,740	140,471	11	1,148,152	89	1,288,622
Company controlled by a director	14,932	12	112,718	88	127,650	12,000	15	65,686	85	77,686
Directors	16,138	9	172,330	91	188,468	—	0	65,686	100	65,686
	562,467		285,048		847,515	382,134		3,060,530		3,442,664
(1) C.A.B. Financial Services is owned by the CEO of the Company, ME Services Ltd. is owned by the CFO of the Company (as of June 1 2017), and Docherty Management Limited is owned by the President of the Company.
(2) Stock Based Compensation (SBC) and Share Awards are included in the total value of the grants and awards included in expenses. In the year ended August 31, 2019 the Company granted no option or awards to officers and $285,048 awards to Directors included in Consulting expense. In the year ended August 31, 2018 the Company granted a total of 1,700,000 incentive stock options to officers and directors of the Company with a fair value of $2,111,028 and included in Consulting expense (Note 14).

August 31, 2018	Common Shares	Fair Value	Cash
Docherty Management (Note 13,16) (A)	345,250	$458,305	$164,361
CAB (Note 13,16)(B)	143,225	$192,195	$100,475
M&E Services Ltd (Note 13,16)	41,666	$34,166	—
(A) Issued in lieu of issuance of 466,666 common shares, as mutually agreed to between the parties.
(B) Issued in lieu of issuance of 216,670 common shares, as mutually agreed to between the parties.

Due to related parties:

As at August 31, 2019, $48,096 (August 31, 2018 - $7,855) was payable to related parties included in due to related parties.

The related party transactions are recorded at the exchange amount established and agreed to between the related parties.